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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]: Amendment Number: __________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altus Capital Inc.
Address:  6120 Parkland Blvd. Suite 303
          Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Burns
Title:    President
Phone:    440.995.1330

Signature, Place, and Date of Signing:

    /s/John Burns           Mayfield Heights OH        May 3, 2012
-----------------------    -----------------------    ------------------------
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Table Information Table Entry Total:      30
Form 13F Information Table Value Total:        88,247
List of Other Included Managers:                    0

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altisource Portfolio Solutions com              L0175J104    16424   270846 SH       Sole                   270846
Callaway Golf Company          com              131193104      465    68812 SH       Sole                    68812
Cameco Corporation             com              13321L108     2031    94500 SH       Sole                    94500
Daily Tech Bear 3x             com              25459W318      653    75000 SH       Sole                    75000
Direxion Daily RE              com              25459Y660     1772    63838 SH       Sole                    63838
Direxion Small Cap Bear 3X     com              25459w110      433    24500 SH       Sole                    24500
Dole Food Company              com              256603101      434    43500 SH       Sole                    43500
ETracs Fisher Gartman Risk Off com              90268a691      310    14500 SH       Sole                    14500
El Paso Corp                   com              28336L109     2659    90000 SH       Sole                    90000
Emerging Markets Bear 3X       com              25459w482      666    52500 SH       Sole                    52500
Financial Bear 3X              com              25459w144     3541   171500 SH       Sole                   171500
Gold Fields Ltd                com              38059T106      500    36000 SH       Sole                    36000
Home Loan Servicing Solutions  com              G6648D109     1896   136000 SH       Sole                   136000
Kinder Morgan Inc              com              49456B101     2193    56750 SH       Sole                    56750
Kinross Gold Corporation       com              496902404       98    10000 SH       Sole                    10000
Market Vectors ETF TR JR Gold  com              57060U589      245    10000 SH       Sole                    10000
Ocwen Financial Corp.          com              675746309    18134  1160217 SH       Sole                  1160217
Pfizer Inc.                    com              717081103     2498   110331 SH       Sole                   110331
ProShares Ultra DJ-UBS Crude O com              74347w650     1931    45000 SH       Sole                    45000
Progressive Corp.              com              743315103     4992   215339 SH       Sole                   215339
Sprott Physical Gold Trust ETV com              85207H104     5126   355000 SH       Sole                   355000
Sprott Physical Silver Trust E com              85207K107    10647   781159 SH       Sole                   781159
Statoil ASA                    com              85771P102      542    20000 SH       Sole                    20000
Suncor Energy                  com              867224107     1962    60000 SH       Sole                    60000
Tanzanian Royalty Exploration  com              87600u104      372    72500 SH       Sole                    72500
UltraPro Short S&P 500 ProShar com              74347X856      725    80000 SH       Sole                    80000
Valero Energy Corp             com              91913Y100      258    10000 SH       Sole                    10000
Velocity Shares Daily          com              22542D761     3100   428767 SH       Sole                   428767
Wesco International Inc.       com              95082P105     1959    30000 SH       Sole                    30000
iPath S&P 500 VIX Short-term F com              06740c261     1678   100000 SH       Sole                   100000